Segment Information - Revenues from External Customers and Non-current Operating Assets Classified by Country or Region (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	¥ 207,182	¥ 167,147	¥ 140,704
Non-current operating assets	47,758	39,370
Japan (country of domicile) [Member]
Disclosure of geographical areas [line items]
Revenues	148,260	121,283	100,939
Non-current operating assets	34,502	23,089
Taiwan [Member]
Disclosure of geographical areas [line items]
Revenues	18,593	16,630	15,614
Others [Member]
Disclosure of geographical areas [line items]
Revenues	40,329	29,234	¥ 24,151
Non-current operating assets	7,946	5,676
Korea [Member]
Disclosure of geographical areas [line items]
Non-current operating assets	¥ 5,310	¥ 10,605